Note 4 -Business Segments, Sales of Products and Significant Customers - Schedule of Sales from Continuing Operations to Significant Metals Customers (Details) - Revenue from Contract with Customer Benchmark [Member] - Customer Concentration Risk [Member]
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Customer A [Member]
Segment Reporting [Line Items]
Percentage of accounts receivable	31.90%	36.50%	15.70%
Customer B [Member]
Segment Reporting [Line Items]
Percentage of accounts receivable	12.50%	20.70%	12.60%
Customer E [Member]
Segment Reporting [Line Items]
Percentage of accounts receivable	30.40%	24.10%	20.60%